Property and Equipment, net (Schedule of Property and Equipment) (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 28,639	$ 24,065
Less: Accumulated depreciation		(12,167)	(9,961)
Property and equipment, net	0	16,472	14,104
Equipment, tooling and molds
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	19,510	16,171
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,905	1,711
Furniture, fixtures and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,599	1,019
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		5,283	5,060
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 342	$ 104